United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, April 14, 2009
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total:   $106,628 (X 1000)


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									Form 13-F INFORMATION TABLE

			                                     Value  Shares/	SH/ Put  Inv Oth. Vtg Auth
Name of Issuer     	        Title of Class	Cusip	    (x1000) Prn/Amt	PRN Call Dis Mgrs Sole

AGRIUM INC	                com		008916108    2147   60000	SH	 sole	  60000
ALPHA NATURAL RESOURCES INC	com		02076X102    1954   110100	SH	 sole	  110100
AMKOR TECHNOLOGY INC		com		031652100    4395   1633700	SH	 sole	  1633700
ANADARKO PETROLEUM CORP		com		032511107    2742   70500	SH	 sole	  70500
APACHE CORP			com		037411105    1698   26500	SH	 sole	  26500
ARCH COAL INC			com		039380100    1817   135900	SH	 sole	  135900
BJ SERVICES CO			com		055482103    1848   185700	SH	 sole	  185700
***BARRICK GOLD CORP		com		067901108    2756   85000	SH	 sole	  85000
CF INDUSTRIES HOLDINGS INC	com		125269100    2134   30000	SH	 sole	  30000
CELESTICA INC SUBORD VTG SHS	sub vtg shs	15101Q108    2848   800000	SH	 sole	  800000
CLEVELANDS CLIFFS INC-W/RTS 	com		18683K101    1551   85400	SH	 sole	  85400
***COMPANHIA VALE DO RIO DOCE 	Sponsored ADR	204412209    3361   252700	SH	 sole	  252700
DEVON ENERGY CORP		com		25179M103    1220   27300	SH	 sole	  27300
ENSCO INTERNATIONAL INC		com		26874Q100    1666   63100	SH	 sole	  63100
FLUOR CORP NEW			com		343412102    2961   85700	SH	 sole	  85700
FREEPORT MCMORAN COPPER & GOLD 	com		35671D857    4192   110000	SH	 sole	  110000
***GOLDCORP INC NEW-CL B 	com		380956409    3202   96100	SH	 sole	  96100
GOODYEAR TIRE & RUBBER CO	com		382550101    2019   322500	SH	 sole	  322500
HORSEHEAD HOLDING CORP		com		440694305    3905   710000	SH	 sole	  710000
ISHARES TR FTSE XINHUA HK 	FTSE XNHUA IDX	464287184    4359   152800	SH	 sole	  152800
JOY GLOBAL INC			com		481165108    3634   170600	SH	 sole	  170600
MARKET VECTORS ETF TR		Gold Miner ETF	57060U100    4127   111900	SH	 sole	  111900
MASSEY ENERGY CORP		com		576206106    1454   143700	SH	 sole	  143700
MCDERMOTT INTERNATIONAL INC	com		580037109    6192   462400	SH	 sole	  462400
MICRON TECHNOLOGY INC		com		595112103    4783   1178000	SH	 sole	  1178000
MOSAIC CO COM			com		61945A107    2871   68400	SH	 sole	  68400
OCEANEERING INTERNATIONAL  	com		675232102    1423   38600	SH	 sole	  38600
OFFICEMAX INCORPORATED		com		67622P101    2861   917000	SH	 sole	  917000
POWERWAVE TECHNOLOGIES  Note	1.875% 11/15/24	739363AD1    455    2000000	PRN	 sole	  2000000
SANMINA CORP			com		800907107    2440   8000000	SH	 sole	  8000000
TEREX CORP NEW			com		880779103    1948   210600	SH	 sole	  210600
UNISYS CORP FORMERLY 		com		909214108    1696   3200000	SH	 sole	  3200000
UTSTARCOM INC			com		918076100    1540   1949100	SH	 sole	  1949100
WESTERN DIGITAL CORP		com		958102105    3510   181500	SH	 sole	  181500
***YAMANA GOLD INC		com		98462Y100    6845   740000	SH	 sole	  740000
CHIPMOS TECHNOLOGIES BERMUDA  	shs		G2110R106    1292   3489800	SH	 sole	  3489800
SEAGATE TECHNOLOGY HOLDINGS	shs		G7945J104    2877   478700	SH	 sole	  478700
FOSTER WHEELER LTD NEW		SHS NEW		H27178104    2446   140000	SH	 sole	  140000
***TRANSOCEAN LTD US LISTED	REG SHS		H8817H100    1459   24800	SH	 sole	  24800


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